UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6619

        Nuveen Insured New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 21.2% (13.7% of Total Investments)
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
$ 250	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AAA	$267,738
250	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AAA	267,178
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AAA	1,712,100
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AAA	572,170
4,820	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series	7/08 at 101.00	Aaa	4,906,372
	1998, 5.000%, 7/01/21 – AMBAC Insured
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	847,114
	Series 2001, 5.000%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,074,180
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AAA	264,869
	5.000%, 7/01/37 – FGIC Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	794,129
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	278,550
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	222,674
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AAA	1,133,880
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	1,357,478
	Facilities, Series 2002A, 5.000%, 5/15/16 – FGIC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,503,578
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AAA	2,070,315
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
1,520	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AAA	1,567,728
	University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured
635	New York City Industrial Development Agency, New York, PILOT Revenue Bonds Yankee Stadium	9/16 at 100.00	AAA	675,240
	Project, Residual Series 07-1032, 6.970%, 3/01/39 – FGIC Insured (IF)
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	1,133,798
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
1,120	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Pilots,	9/16 at 100.00	AAA	1,208,928
	Trust 2148, 7.652%, 3/01/36 – MBIA Insured (IF)
1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Ethical Culture Fieldston	6/15 at 100.00	AAA	1,032,150
	School, Series 2005B-1, 5.000%, 6/01/35 – XLCA Insured
415	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	427,778
	Project, Series 2006, 5.000%, 3/01/31 – FGIC Insured
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	1/08 at 101.00	AAA	1,264,688
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
350	New York Industrial Development Agency, Revenue Bonds, Yankee Stadium, Series 2006, Residuals	9/16 at 100.00	AAA	371,774
	1875, 7.370%, 3/01/46 – FGIC Insured (IF)
345	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aaa	360,522
	7/01/32 – AMBAC Insured

24,685	Total Education and Civic Organizations			26,314,931

	Health Care – 23.2% (15.0% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/08 at 100.00	AAA	3,004,710
	Ellis Hospital, Series 1995, 5.600%, 8/01/25 – MBIA Insured
200	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	205,474
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
2,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	2,921,058
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	1,469,314
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
830	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	865,043
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,446,729
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	3,112,290
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
620	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	635,469
	2007B, 5.125%, 7/01/37 – AGC Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	2,903,907
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
1,910	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,087,439
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
740	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	757,331
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series	1/08 at 102.00	AAA	1,532,370
	1997, 5.250%, 7/01/17 – FSA Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	3,595,452
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	1,075,710
	2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,726,676
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,062,570
435	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	AAA	483,402
	2007A, 5.250%, 7/01/34 – FGIC Insured

27,765	Total Health Care			28,884,944

	Housing/Multifamily – 4.2% (2.7% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	433,040
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	432,560
2,165	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	2,249,327
200	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	182,516
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
1,900	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/08 at 100.00	AAA	1,913,813
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

5,065	Total Housing/Multifamily			5,211,256

	Industrials – 1.1% (0.7% of Total Investments)
1,290	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	AAA	1,265,219
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 1.5% (1.0% of Total Investments)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AAA	1,046,980
	2000B, 6.000%, 8/01/24 – MBIA Insured
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series	7/11 at 102.00	AAA	881,059
	2001A, 5.000%, 7/01/26 – FSA Insured

1,850	Total Long-Term Care			1,928,039

	Tax Obligation/General – 12.4% (8.0% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	531,760
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	344,052
5,005	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	5,120,315
	5.000%, 2/15/47 – FGIC Insured (UB)
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	AAA	238,959
	MBIA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 –	2/08 at 101.00	AAA	2,023,580
	FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,073,250
1,100	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,174,426
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AAA	1,070,150
	FGIC Insured
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA Insured	No Opt. Call	AAA	1,092,135
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding	6/12 at 100.00	Aaa	1,061,190
	Bonds, Series 2002, 5.125%, 6/15/18 – FSA Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	1,660,573

14,570	Total Tax Obligation/General			15,390,390

	Tax Obligation/Limited – 52.0% (33.7% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AAA	730,965
	2005A, 5.250%, 7/01/24 – CIFG Insured
75	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	77,643
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	520,400
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	1,287,839
	2004-2, 5.000%, 7/01/20 – FGIC Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	771,908
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D1:
925	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	1,003,264
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	626,064
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing
	Program, Series 2002D:
4,300	5.250%, 10/01/23 – MBIA Insured	10/12 at 100.00	AAA	4,581,864
875	5.000%, 10/01/30 – MBIA Insured	10/12 at 100.00	AAA	897,304
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	397,433
	2005F, 5.000%, 3/15/21 – FSA Insured
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	816,165
	City School District, Series 2003, 5.750%, 5/01/19 – FSA Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	554,690
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
2,615	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	2,954,244
	City School District Project, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,652,875
	5.250%, 11/15/25 – FSA Insured
700	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	731,850
	5.000%, 11/15/31 – MBIA Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	1,457,136
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	1,753,440
1,500	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	1,617,750
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	2,055,500
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,064,480
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	599,012
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	596,878
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
920	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	966,074
680	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	712,416
3,840	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	4,002,316
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
715	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	765,508
2,090	5.250%, 8/01/21 – AMBAC Insured	8/12 at 100.00	AAA	2,237,638
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,064,040
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,064,600
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,574,175
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
1,035	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	1,069,973
4,105	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	4,205,407
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	1,665,840
	4/01/16 – FSA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation	4/14 at 100.00	AAA	1,047,150
	Series 2004, 5.000%, 4/01/23 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	3,400,418
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	532,080
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	784,035
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	2,236,626
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	4,035,789
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AAA	2,043,944
	1994A, 5.250%, 1/01/14 – FSA Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	520,360
	2005B, 5.000%, 3/15/30 – FSA Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	356,147
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,129,870
	2002E, 5.500%, 7/01/18 – FSA Insured
1,500	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	1,562,010
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured

60,615	Total Tax Obligation/Limited			64,725,120

	Transportation – 15.0% (9.7% of Total Investments)
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	2,921,760
	4.500%, 11/15/36 – FSA Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AAA	542,665
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	AAA	2,086,541
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	2,076,160
	Series 2002E, 5.000%, 11/15/25 – MBIA Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA	986,402
2,875	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AAA	2,980,599
600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	626,094
	FSA Insured
330	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AAA	349,028
	FGIC Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	513,270
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,041,920
565	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	587,572
545	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	625,524
	Bonds, RITES Trust 1516, 7.411%, 8/15/32 – FSA Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	901,469
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	2,454,330

17,930	Total Transportation			18,693,334

	U.S. Guaranteed – 9.1% (5.9% of Total Investments) (4)
70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	Aaa	73,859
	Services Facilities, Series 2000D, 5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured
3,215	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/10 at 101.00	AAA	2,990,561
	2000A, 0.000%, 7/01/24 (Pre-refunded 7/01/10) – MBIA Insured
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	671,769
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
500	Longwood Central School District, Suffolk County, New York, Series 2000, 5.750%, 6/15/20	6/11 at 101.00	Aaa	548,020
	(Pre-refunded 6/15/11) – FGIC Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	548,970
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
285	5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	Aaa	309,906
255	5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	Aaa	277,284
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	1,071,560
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	2,214,920
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA	No Opt. Call	AAA	101,924
	Insured (ETM)
2,115	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	2,208,356
	Series 1994, 8.500%, 11/01/08 – MBIA Insured (Alternative Minimum Tax) (ETM)
265	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	AAA	285,747
	1993, 5.100%, 6/01/12 – MBIA Insured (ETM)

10,915	Total U.S. Guaranteed			11,302,876

	Utilities – 5.2% (3.4% of Total Investments)
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	517,470
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	2,403,340
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	3,082,975
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	258,935
	5.000%, 12/01/35 – CIFG Insured
250	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	AAA	267,915
	11/15/19 – FGIC Insured

6,200	Total Utilities			6,530,635

	Water and Sewer – 9.6% (6.2% of Total Investments)
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,782,226
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
3,305	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,410,628
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	2,066,922
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
1,200	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/16 at 100.00	AAA	1,247,352
	Bonds, Series 2006B, 5.000%, 6/15/36 – MBIA Insured
735	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	AAA	790,441
	1993, 5.100%, 6/01/12 – MBIA Insured
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,604,399
	6/01/28 – MBIA Insured

11,380	Total Water and Sewer			11,901,968

$ 182,265	Total Investments (cost $186,262,401) – 154.5%			192,148,712

	Floating Rate Obligations – (4.1)%			(5,080,000)

	Other Assets Less Liabilities – 1.9%			2,335,668

	Preferred Shares, at Liquidation Value – (52.3)%			(65,000,000)

	Net Assets Applicable to Common Shares – 100%			$124,404,380

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance,
Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description.
The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
December 31, 2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC. Subsequent to December 31, 2007, at least one rating agency reduced the rating for
AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future.
If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $181,118,871.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$6,235,599
Depreciation	(285,334)

Net unrealized appreciation (depreciation) of investments	$5,950,265

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.